Premises and equipment_Details of changes in right-of-use assets (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in right-of-use assets [Abstract]
Beginning balance	₩ 467,114,000,000	₩ 435,791,000,000
Changes in right-of-use assets [Abstract]
New contracts	231,325,000,000	260,298,000,000
Changes in contract	10,761,000,000	0
Termination	(19,499,000,000)	(3,981,000,000)
Depreciation	(236,662,000,000)	(229,727,000,000)
Business combination	3,591,000,000	5,552,000,000
Others	(9,075,000,000)	(819,000,000)
Ending balance	447,555,000,000	467,114,000,000
Building
Reconciliation of changes in right-of-use assets [Abstract]
Beginning balance	449,878,000,000	416,828,000,000
Changes in right-of-use assets [Abstract]
New contracts	224,494,000,000	251,992,000,000
Changes in contract	10,729,000,000	0
Termination	(18,925,000,000)	(3,803,000,000)
Depreciation	(224,946,000,000)	(219,743,000,000)
Business combination	3,210,000,000	5,438,000,000
Others	(9,308,000,000)	(834,000,000)
Ending balance	435,132,000,000	449,878,000,000
Equipment and vehicles
Reconciliation of changes in right-of-use assets [Abstract]
Beginning balance	17,236,000,000	18,963,000,000
Changes in right-of-use assets [Abstract]
New contracts	6,831,000,000	8,306,000,000
Changes in contract	32,000,000	0
Termination	(574,000,000)	(178,000,000)
Depreciation	(11,716,000,000)	(9,984,000,000)
Business combination	381,000,000	114,000,000
Others	233,000,000	15,000,000
Ending balance	₩ 12,423,000,000	₩ 17,236,000,000